Business Acquisitions - Purchase Price Allocation (Detail) - USD ($) $ in Thousands	Dec. 01, 2016	Dec. 01, 2014	May 31, 2017	May 31, 2016
Business Acquisition [Line Items]
Goodwill			$ 14,083	$ 10,545
Qingdao Alice [Member]
Business Acquisition [Line Items]
Cash		$ 2,306
Other current assets		644
Property, plant and equipment		89
Goodwill		7,540
Other current liabilities		(514)
Deferred tax liabilities		(955)
Total		12,929
Qingdao Alice [Member] | Trademark [Member]
Business Acquisition [Line Items]
Intangible assets		$ 1,058
Amortization period		10 years 1 month 6 days
Qingdao Alice [Member] | Student base [Member]
Business Acquisition [Line Items]
Intangible assets		$ 1,998
Amortization period		2 years 2 months 12 days
Qingdao Alice [Member] | Favorable lease [Member]
Business Acquisition [Line Items]
Intangible assets		$ 763
Amortization period		8 years 8 months 12 days
Qingdao Alice [Member] | Property, Plant and Equipment [Member] | Minimum [Member]
Business Acquisition [Line Items]
Amortization period		1 year
Qingdao Alice [Member] | Property, Plant and Equipment [Member] | Maximum [Member]
Business Acquisition [Line Items]
Amortization period		5 years
Ainuoshida [Member]
Business Acquisition [Line Items]
Cash	$ 2,499
Other current assets	4,874
Property, plant and equipment	493
Goodwill	5,516
Other current liabilities	(6,040)
Deferred tax liabilities	(713)
Fair value of the 18% equity interest	(1,741)
Noncontrolling interests	(3,899)
Total	3,842
Ainuoshida [Member] | Trademark [Member]
Business Acquisition [Line Items]
Intangible assets	$ 1,708
Amortization period	10 years
Ainuoshida [Member] | Student base [Member]
Business Acquisition [Line Items]
Intangible assets	$ 1,069
Amortization period	1 year
Ainuoshida [Member] | Software [Member]
Business Acquisition [Line Items]
Intangible assets	$ 76
Amortization period	3 years
Ainuoshida [Member] | Property, Plant and Equipment [Member] | Minimum [Member]
Business Acquisition [Line Items]
Amortization period	1 year
Ainuoshida [Member] | Property, Plant and Equipment [Member] | Maximum [Member]
Business Acquisition [Line Items]
Amortization period	5 years